SUPPLEMENT DATED APRIL 2, 2025

TO THE PROSPECTUS

DATED AUGUST 31, 2024

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar International Equity Fund

Morningstar Total Return Bond Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to the Funds’ Prospectus dated August 31, 2024, as amended to date, and should be read in conjunction with such Prospectus.

Portfolio Manager Changes and Addition of T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited as Sub-Subadvisers to the Morningstar International Equity Fund

I.

To reflect the addition of Seun Oyegunle and Wenli Zheng as Portfolio Managers to the portion of the Fund subadvised by T. Rowe Price Associates, Inc. and the addition of T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited as sub-subadvisors to the portion of the Fund subadvised by T. Rowe Price Associates, Inc., the following changes are being made to the Prospectus

1.

The T. Rowe Price Associates, Inc. section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
T. Rowe Price Associates, Inc.
Eric Moffett	Portfolio Manager	April 2021
Seun Oyegunle	Portfolio Manager and Vice President	April 2025
Wenli Zheng	Portfolio Manager and Vice President	April 2025

2.

The “Management of the Funds – Subadvisers and Portfolio Managers – Morningstar International Equity Fund – T. Rowe Price Associates, Inc. (T. Rowe Price)” section of the Prospectus is replaced with the following:

T. Rowe Price Associates, Inc. (T. Rowe Price), 100 East Pratt Street, Baltimore, MD 21202, serves as a subadviser to the Fund under a subadvisory agreement (the T. Rowe Price Subadvisory Agreement) with Morningstar on behalf of the Fund. T. Rowe Price is registered as an investment adviser with the SEC and was founded in 1937. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., which was formed in 2000 as the publicly traded parent holding company of T. Rowe Price and its affiliated entities. As of April 30, 2024, T. Rowe Price had approximately $1.48 trillion in assets under management. As a subadviser to the Fund, T. Rowe Price may in its discretion utilize the services of its affiliates, T. Rowe Price International LTD (TRPI), a limited company organized under the laws of the United Kingdom, T. Rowe Price Hong Kong Limited (TRPHK), a limited company organized under the laws of Hong Kong, and T. Rowe Price Singapore Private Ltd. (TRPS), a corporation organized under the laws of Singapore, pursuant to separate agreements between T. Rowe Price and each of TRPI, TRPHK, and TRPS that were approved by the Fund’s Board of Trustees. TRPHK and TRPS are wholly owned subsidiaries of TRPI, a wholly owned subsidiary of T. Rowe Price. References in this prospectus to T. Rowe Price include TRPI, TRPHK and TRPS. The following portfolio managers are primarily responsible for the day-to-day management of T. Rowe Price’s allocated portion of the Fund’s portfolio:

Eric Moffett — Eric Moffett is a vice president and portfolio manager. He joined the firm in 2007 and his investment experience dates from 2000. Moffett earned an A.B., magna cum laude, in economics from Princeton University and an M.B.A. from Harvard Business School. Moffett has served as a portfolio manager for the Fund since April 2021.

Seun Oyegunle — Seun Oyegunle is a vice president and portfolio manager. He joined the firm in 2013 and his investment experience dates from 2009. Oyegunle earned an M.B.A. in finance from the University of Pennsylvania, The Wharton School, and a B.Sc. in chemical engineering from the University of Lagos. Oyegunle has served as a portfolio manager for the Fund since April 2025.

Wenli Zheng — Wenli Zheng is a vice president and portfolio manager. He joined the firm in 2008 and his investment experience dates from 2008. Zheng earned an M.B.A. from the University of Chicago, Booth School of Business, and a dual B.A. in engineering and economics from South China University of Technology. Zheng has served as a portfolio manager for the Fund since April 2025.

II.	To reflect the addition of Anthony P. Coniaris as Portfolio Manager to the portion of the Fund subadvised by Harris Associates L.P., the following changes are being made to the Prospectus:

1.	The Harris Associates L.P. section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Harris Associates L.P
David G. Herro, CFA	Deputy Chairman, Co-Chief Investment Officer—International Equities, and Portfolio Manager	Since Inception (November 2018)
Michael L. Manelli, CFA	Vice President, Portfolio Manager, and International Investment Analyst	Since Inception (November 2018)
Eric Liu, CFA	Vice President, Portfolio Manager, and Analyst	August 2023
Anthony P. Coniaris, CFA	Partner, Chairman, Co-Chief Investment Officer—International Equities, and Portfolio Manager	April 2025

2.

In the “Management of the Funds – Subadvisers and Portfolio Managers – Morningstar International Equity Fund – Harris Associates L.P. (Harris Associates)” section of the Prospectus, the following paragraph is added:

Anthony P. Coniaris, CFA — Anthony Coniaris, partner, chairman, co-chief investment officer of International Equities and portfolio manager, of Harris Associates, joined the firm in 1999 as a research associate and became an analyst in 2003. Coniaris holds an M.B.A from Northwestern University and a B.A from Wheaton College. Coniaris holds the designation of Chartered Financial Analyst® and has over 25 years of investment experience. Coniaris has served as a portfolio manager for the Fund since April 2025.

2

III.

Effective June 30, 2025, Eric Moffett is anticipated to retire and step down as a Portfolio Manager to the portion of the Fund subadvised by T. Rowe Price Associates, Inc., and all references to Mr. Moffett in the Prospectus shall be removed effective on this date.

IV.

Effective July 1, 2025, Michael L. Manelli is anticipated to retire and step down as a Portfolio Manager to the portion of the Fund subadvised by Harris Associates L.P., and all references to Mr. Manelli in the Prospectus shall be removed effective on this date.

Addition of Guggenheim Partners Investment Management, LLC as a Subadviser to the Morningstar Total Return Bond Fund

I.	To reflect the addition of Guggenheim Partners Investment Management, LLC as a subadviser to the Morningstar Total Return Bond Fund, the following changes are being made to the Prospectus:

1.	In the “Fund Management – Subadvisers and Portfolio Managers” section of the Prospectus, the following table is added:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Guggenheim Partners Investment Management, LLC
Anne Walsh, CFA, JD	Chief Investment Officer	April 2025
Steven Brown, CFA	Chief Investment Officer, Fixed Income, Senior Managing Director and Portfolio Manager	April 2025
Adam Bloch	Managing Director and Portfolio Manager	April 2025
Evan Serdensky	Managing Director and Portfolio Manager	April 2025

2.

In the “Management of the Funds– Subadvisers and Portfolio Managers – Morningstar Total Return Bond Fund” section of the Prospectus, the table of subadvisers for the Fund is removed and replaced with the following:

Subadviser	Investment Mandate

BlackRock Financial Management, Inc.	Core Plus Bond

Guggenheim Partners Investment Management, LLC	Core Bond

3.	In the “Management of the Funds – Subadvisers and Portfolio Managers – Morningstar Total Return Bond Fund” section of the Prospectus, the following paragraphs are added:

Guggenheim Partners Investment Management, LLC (GPIM), 330 Madison Avenue, 10th Floor, New York, NY 10017, serves as a subadviser to the Fund under a subadvisory agreement with Morningstar on behalf of the Fund (the Guggenheim Subadvisory Agreement). GPIM is registered as an investment adviser with the SEC and part of Guggenheim Investments, the asset management and investment advisory division of Guggenheim Partners, LLC, a global, diversified financial services firm. As of December 31, 2024, Guggenheim Investments had approximately

3

$243.4 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of GPIM’s allocated portion of the Fund’s portfolio:

Anne Walsh, CFA, JD — Anne Walsh is the chief investment officer of GPIM. Walsh provides the vision guiding GPIM’s investment strategies and leads the investment process, including the macroeconomic outlook, portfolio design, sector allocation, and risk management. Walsh, whose career in financial services spans nearly four decades, joined GPIM in 2007. Walsh holds a BSBA and MBA from Auburn University, and a JD from the University of Miami School of Law. She has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute. Walsh has served as a portfolio manager for the Fund since April 2025.

Steven Brown, CFA —Steven Brown is chief investment officer of Fixed Income, senior managing director, and a portfolio manager. He joined GPIM in 2010. Brown works with the Chief Investment Officer, the Sector Teams, Portfolio Management, Macroeconomic Research, and the Portfolio Construction Group to develop and execute investment strategy. Brown was previously a member of the structured credit sector team at GPIM. Prior to joining GPIM, he held roles focused on structured products at Bank of America and ABN AMRO. Brown received a B.S. in Finance from Indiana University’s Kelley School of Business. He has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute. Brown has served as a portfolio manager for the Fund since April 2025.

Adam Bloch — Adam Bloch is a managing director and portfolio manager for GPIM’s Active Fixed Income and Total Return Mandates. He joined GPIM in 2012 and oversees strategy implementation, working with research analysts and traders to generate trade ideas and manage day-to-day risk. Bloch works with the Chief Investment Officers, the Sector Teams, the Macroeconomic Research and Market Strategy Group, and the Portfolio Construction Group to develop and execute investment strategy. Prior to joining GPIM, he worked in Leveraged Finance at Bank of America Merrill Lynch where he structured high-yield bonds and leveraged loans for leveraged buyouts, restructurings, and corporate refinancings across multiple industries. Bloch graduated with a B.A. in Philosophy, Politics, and Economics from the University of Pennsylvania. Bloch has served as a portfolio manager for the Fund since April 2025.

Evan Serdensky — Evan Serdensky is a managing director and portfolio manager for GPIM’s Active Fixed Income and Total Return mandates. He joined the firm in 2018. Previously, Serdensky was a Trader on the Investment Grade Corporate team at GPIM, where he was responsible for identifying and executing investment opportunities across corporate securities. Prior to joining GPIM, Serdensky was a Vice President and Portfolio Manager at BlackRock, responsible for actively managing High Yield and Multi-Sector Credit portfolios. Serdensky started his career at PIMCO supporting Total Return and Alternative strategies. Serdensky completed his B.S. in Finance from the University of Maryland and earned his M.S. in Finance from the Washington University in St. Louis. Serdensky has served as a portfolio manager for the Fund since April 2025.

Please retain this supplement for future reference.

4

SUPPLEMENT DATED APRIL 2, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2024

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar International Equity Fund

Morningstar Total Return Bond Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to the Funds’ Statement of Additional Information (“SAI”) dated August 31, 2024, as amended to date, and should be read in conjunction with such SAI.

Portfolio Manager Changes to the Morningstar International Equity Fund

I.

To reflect the addition of Seun Oyegunle and Wenli Zheng as Portfolio Managers to the portion of the Fund subadvised by T. Rowe Price Associates, Inc. (“T. Rowe Price”), the following information is added to the T. Rowe Price section of the table following the “The Funds’ Investment Team – Portfolio Managers – Other Accounts Managed by Portfolio Managers” heading in the SAI:

	Number of Other Accounts Managed and Assets (in $Billions) by Account Type			Number of Other Accounts Managed and Amount of Assets (in $Billions) for Which Advisory Fee is Performance Based, by Account Type
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts
T. Rowe Price
Seun Oyegunle (as of February 28, 2025)	1 $0.09	0 $0.00	0 $0.00	0 $0.00	0 $0.00	0 $0.00
Wenli Zheng (as of February 28, 2025)	2 $5.64	6 $1.28	2 $0.10	0 $0.00	0 $0.00	0 $0.00

II.

Effective June 30, 2025, Eric Moffett is anticipated to retire and step down as a Portfolio Manager to the portion of the Fund subadvised by T. Rowe Price, and all references to Mr. Moffett in the SAI shall be removed effective on this date.

III.

To reflect the addition of Anthony P. Coniaris as Portfolio Manager to the portion of the Fund subadvised by Harris Associates L.P. (“Harris Associates”), the following information is added to the Harris Associates section of the table following the “The Funds’ Investment Team – Portfolio Managers – Other Accounts Managed by Portfolio Managers” heading in the SAI:

	Number of Other Accounts Managed and Assets (in $Billions) by Account Type			Number of Other Accounts Managed and Amount of Assets (in $Billions) for Which Advisory Fee is Performance Based, by Account Type
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts
Harris Associates
Anthony P. Coniaris, CFA (as of February 28, 2025)	3 $2.54	34 $13.04	384 $3.33	0 $0.00	2 $0.69	0 $0.00

IV.

Effective July 1, 2025, Michael L. Manelli is anticipated to retire and step down as a Portfolio Manager to the portion of the Fund subadvised by Harris Associates, and all references to Mr. Manelli in the SAI shall be removed effective on this date.

Addition of T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited as Sub-Subadvisers to the Morningstar International Equity Fund

I.

To reflect the addition of T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited as sub-subadvisors to the portion of the Fund subadvised by T. Rowe Price Associates, Inc., the following information replaces the description of T. Rowe Price Associates, Inc. following the “The Funds’ Investment Team – The Subadvisers – Morningstar International Equity Fund” heading in the SAI:

T. Rowe Price Associates, Inc. (T. Rowe Price) is a subadviser for the Fund pursuant to a Subadvisory Agreement with the adviser and the Trust. T. Rowe Price is registered as an investment adviser with the SEC and was founded in 1937. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., which was formed in 2000 as the publicly traded parent holding company of T. Rowe Price and its affiliated entities. For its services as subadviser to its portion of the Fund’s assets, T. Rowe Price is entitled to receive a fee from the adviser. As a subadviser to the Fund, T. Rowe Price may in its discretion utilize the services of its affiliates, T. Rowe Price International LTD (TRPI), a limited company organized under the laws of the United Kingdom, T. Rowe Price Hong Kong Limited (TRPHK), a limited company organized under the laws of Hong Kong, and T. Rowe Price Singapore Private Ltd. (TRPS), a corporation organized under the laws of Singapore, pursuant to separate agreements between T. Rowe Price and each of TRPI, TRPHK, and TRPS that were approved by the Fund’s Board of Trustees. TRPHK and TRPS are wholly owned subsidiaries of TRPI, a wholly owned subsidiary of T. Rowe Price. References to T. Rowe Price in this SAI include TRPI, TRPHK and TRPS.

Addition of Guggenheim Partners Investment Management, LLC as Subadviser to the Morningstar Total Return Bond Fund

I.	To reflect the addition of Guggenheim Partners Investment Management, LLC as a subadviser to the Fund, the following the following changes are being made to the SAI for the Fund:

1.	The following information is added under the “The Funds’ Investment Team—The Subadvisers—Morningstar Total Return Bond Fund” heading in the SAI:

Guggenheim Partners Investment Management, LLC (GPIM) is a subadviser for the Fund pursuant to a Subadvisory Agreement with the adviser and the Trust. GPIM is a wholly-owned subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm. For its services as subadviser to its portion of the Fund’s assets, GPIM is entitled to receive a fee from the adviser.

2.

The information under the “The Funds’ Investment Team—Portfolio Managers—Other Accounts Managed by Portfolio Managers” heading in the SAI is hereby amended to insert the following information regarding Guggenheim Partners Investment Management, LLC:

	Number of Other Accounts Managed and Assets (in $Billions) by Account Type			Number of Other Accounts Managed and Amount of Assets (in $Billions) for Which Advisory Fee is Performance Based, by Account Type
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts
GPIM
Anne Walsh, CFA (as of February 28, 2025)	21 $47.09	5 $2.42	47 $120.32	0 $0.00	3 $1.69	1 $0.11
Steven Brown, CFA (as of February 28, 2025)	21 $47.09	10 $3.03	46 $22.90	0 $0.00	3 $1.69	1 $0.11

Adam Bloch (as of February 28, 2025)	17 $45.90	10 $3.03	46 $22.90	0 $0.00	3 $1.69	1 $0.11
Evan Serdensky (as of February 28, 2025)	17 $45.90	3 $1.53	37 $21.78	0 $0.00	1 $0.21	1 $0.11

3.	In the “The Funds’ Investment Team—Material Conflicts of Interest” section of the SAI the following paragraphs are added:

Guggenheim Partners Investment Management, LLC

GPIM serves as a subadviser to the Morningstar Total Return Bond Fund. The following are descriptions of certain conflicts, financial or otherwise, that GPIM and its employees may have in managing the Fund. The descriptions below are not intended to be a complete enumeration or explanation of all of the conflicts of interests that may arise from the business activities of GPIM. To address these and other actual or potential conflicts, GPIM has established various policies and procedures that are reasonably designed to identify and mitigate such conflicts and to ensure that such conflicts are appropriately resolved taking into consideration the best interest of all clients involved, consistent with GPIM’s fiduciary obligations and in accordance with applicable law. However, there can be no guarantee that these policies and procedures will be successful in every instance. In certain cases, transactions involving potential conflicts of interest described below may be elevated for review by GPIM’s conflicts review committee, the members of which are senior personnel who are not employees of GPIM.

GPIM and its Affiliates Provide a Broad Array of Services and Have Various Investment Banking, Advisory and Other Relationships.

GPIM is an affiliate of Guggenheim Partners, LLC (“Guggenheim Partners”), which is a global, full service financial services firm. Guggenheim Partners and its affiliates, including GPIM (collectively, “Guggenheim Entities”), provide their clients with a broad array of investment management, broker-dealer, investment banking and other similar services (“Other Business Activities”). These Other Business Activities create actual and potential conflicts of interest for GPIM. For example, GPIM and its affiliates may act as advisers to clients in investment banking, loan arranging and structuring, financial advisory, restructuring, liability management, asset management and other capacities related to securities and instruments that may be purchased, sold or held by the Fund, and GPIM or an affiliate may issue, or be engaged as underwriter for the issuer of, securities and instruments that the Fund may (in accordance with applicable rules) purchase, sell or hold. At times, these activities may cause GPIM and its affiliates to give advice to their clients that may cause these clients to take actions in conflict with or adverse to the interest of the Fund. In addition, Guggenheim Entities may take action that differs from, potentially conflicts with or is adverse to advice given or action taken for GPIM’s clients. The Guggenheim Entities and their respective officers, directors, managing directors, partners, employees and consultants may act in a proprietary capacity with long or short positions in securities and instruments of all types, including those that may be purchased, sold or held by the Fund. Such activities can give rise to interests different from or adverse to those of the Fund, and they could affect the prices and availability of the securities and instruments that the Fund holds or that GPIM seeks to buy or sell for the Fund’s account, which could adversely impact the financial returns of the Fund. These Other Business Activities may create other potential conflicts of interests in managing the Fund, may cause the Fund to be subject to additional regulatory limits and, in certain circumstances, may prevent the Fund from participating or limit the Fund’s participation in an investment opportunity that GPIM portfolio managers view to be favorable for the Fund. As a result, activities and dealings of GPIM and its affiliates may affect the Fund in ways that may disadvantage or restrict the Fund or be deemed to benefit GPIM, its affiliates or other client accounts.

Investment Manager and its Affiliates’ Activities on Behalf of Other Clients.

GPIM and its affiliates currently manage and expect to continue to manage a variety of other client accounts, including (without limitation) separately managed accounts, open-end registered Fund, closed-end registered Fund, private Fund and other collective investment vehicles, and may serve as asset or collateral manager or in other capacities for certain non-registered structured products (collectively, “Other Clients”). Investors in such Other Clients include insurance companies affiliated with or related to GPIM. Other Clients invest pursuant to the same or different investment objectives, strategies and philosophies as those employed by the Fund and may seek to make or sell investments in the same securities, instruments, sectors or strategies as the Fund. This “side-by-side” management of multiple accounts may create potential conflicts, particularly in circumstances where the availability or liquidity of investment opportunities is limited, or when accounts trade in opposite directions. In addition, Other Clients may also be subject to different legal restrictions or regulatory regimes than the Fund. These practices, limitations and conflicts may be disadvantageous to the Fund and adversely affect their performance. The investment policies, fee arrangements and other characteristics of the Fund may also vary from those of Other Clients Allocation of Investment Opportunities—As described above, GPIM and its affiliates currently manage and expect to continue to manage Other Clients that may invest pursuant to the same or different strategies as those employed by the Fund, and such Other Clients could be viewed as being in competition with the Fund for appropriate investment opportunities, particularly where there is limited capacity with respect to such investment opportunities. The investment policies, fee arrangements and other circumstances of the Fund may vary from those of the Other Clients, and GPIM may face potential conflicts of interest because GPIM may have an incentive to favor particular client accounts (such as client accounts that pay performance-based fees) over other client accounts that may be less lucrative in the allocation of investment opportunities. At times, in order to minimize execution costs for clients, trades in the same security transacted on behalf of more than one client will generally be aggregated (i.e., blocked or bunched) by GPIM unless GPIM believes that doing so would conflict or otherwise be inconsistent with its duty to seek best execution for the clients and/or the terms of the respective investment advisory contracts and other agreements and understandings relating to the clients for which trades are being aggregated. In particular, GPIM expects that trades will be aggregated between GPIM’s clients and GPIM’s affiliates’ clients, unless they believe that doing so would conflict or otherwise be inconsistent with their duty to seek best execution for the clients and/or the terms of the respective investment advisory contracts and other agreements and understandings relating to the clients for which trades are being aggregated. When GPIM believes that it can effectively obtain best execution for the clients by aggregating trades, it will do so for all clients participating in the trade for which aggregated trades are consistent with the respective investment advisory contracts, investment guidelines, and other agreements and understandings relating to the clients. GPIM has implemented policies and procedures that govern the allocation of investment opportunities among clients in a fair and equitable manner, taking into account the needs and investment objectives of the clients, their specific objectives and constraints for each account, as well as prevailing market conditions. If an investment opportunity would be appropriate for more than one client, GPIM will be required to choose among those clients in allocating the opportunity, or to allocate less of the opportunity to a client than it would ideally allocate if it did not have to allocate to multiple clients. In addition, GPIM may determine that an investment opportunity is appropriate for a particular client account, but not for another. GPIM allocates transactions on an objective basis and in a manner designed to assure that no participating client is favored over any other participating client. If an investment is suitable and desirable for more than one client account, an initial allocation study will be determined based upon demand ascertained from the portfolio managers.

4.	In the “The Funds’ Investment Team—Compensation Structure and Methods” section of the SAI the following paragraphs are added:

Guggenheim Partners Investment Management, LLC

GPIM’s portfolio managers compensation is evaluated 1) quantitatively based on their contribution to investment performance and portfolio risk control and 2) qualitatively based on factors such as teamwork and client service efforts. The portfolio managers’ incentives may include: a competitive base salary, bonus determined by individual and firm wide performance, equity participation, co-investment options, and participation opportunities in various investments, including through deferred compensation programs. Some portfolio managers earn compensation that varies based on the performance of certain accounts or investments. GPIM’s portfolio managers (as are all employees of GPIM) are also eligible to participate in a 401(k) plan to which a discretionary match may be made after the completion of each plan year. GPIM’s deferred compensation programs include equity that vests over a period of years.

Please retain this supplement for future reference.

5